Boston Partners Global Long/Short Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 74.3%		Shares	Value
Australia - 0.5%
Empire Energy Group Ltd.(a)		6,729,557	$828,339

Bermuda - 1.9%
Everest Group Ltd.(b)(c)		8,151	3,186,470

Canada – 7.6%
Allied Gold Corp.(a)		267,039	603,456
Cenovus Energy, Inc.		206,072	4,290,419
Kinross Gold Corp.		473,177	3,846,929
McEwen Mining, Inc.(a)		90,695	1,080,177
Sandstorm Gold Ltd.		288,967	1,630,402
Teck Resources Ltd. - Class B		32,744	1,704,325
			13,155,708

China - 0.6%
Alibaba Group Holding Ltd. - ADR		12,096	947,601

France - 6.8%
Airbus Group SE		6,520	1,109,060
Eurazeo SE		14,581	1,230,786
Imerys SA		34,984	1,371,060
Rexel SA		13,976	424,728
SPIE SA		81,954	3,390,160
Technip Energies NV		37,345	903,500
Vallourec SACA(a)		126,174	2,259,821
Worldline SA(a)		72,529	969,484
			11,658,599

Germany - 3.6%
Evonik Industries AG		112,400	2,475,998
Infineon Technologies AG		71,717	2,901,551
Siemens AG		4,350	838,421
			6,215,970

Greece - 0.8%
Okeanis Eco Tankers Corp.		38,843	1,376,637

Ireland - 1.2%
AIB Group PLC		177,829	1,011,966
ICON PLC(a)		3,163	1,027,405
			2,039,371

Israel - 1.2%
Check Point Software Technologies Ltd.(a)		14,097	2,121,599

Italy - 1.7%
Enel SpA		290,893	2,112,083
Iveco Group NV		69,733	836,159
			2,948,242

Japan - 5.1%
Honda Motor Co., Ltd.		174,700	1,978,253
Kansai Paint Co., Ltd.		149,100	2,489,841
Keisei Electric Railway Co. Ltd.		21,700	779,389
Renesas Electronics Corp.		153,700	2,832,172
Suzuken Co., Ltd.		22,300	673,261
			8,752,916

Luxembourg - 0.6%
Tenaris SA - ADR(c)		31,900	1,051,743

Monaco - 0.7%
Scorpio Tankers, Inc.		14,148	1,161,126

Netherlands - 1.2%
Euronext NV		21,155	2,083,046

South Korea - 5.6%
Hana Financial Group, Inc.		50,920	2,273,864
Hankook Tire & Technology Co., Ltd.		16,357	518,302
Hyundai Marine & Fire Insurance Co., Ltd.		59,868	1,419,679
KB Financial Group, Inc.		37,682	2,166,349
KT Corp. - ADR(b)		97,097	1,312,751
Kumho Petrochemical Co., Ltd.		9,774	1,044,216
Samsung C&T Corp.		9,708	950,112
			9,685,273

United Kingdom - 6.6%
Barratt Developments PLC		159,702	1,035,574
Endeavour Mining PLC		58,684	1,274,045
Hikma Pharmaceuticals PLC		50,431	1,246,827
IMI PLC		105,984	2,533,156
Marex Group PLC(a)		41,754	844,266
Nomad Foods Ltd.		74,095	1,301,108
Unilever PLC		33,080	1,811,552
Weir Group PLC, (The)		48,091	1,314,231
			11,360,759

United States - 28.6%(d)
Advanced Micro Devices, Inc.(a)		22,714	3,790,967
AGCO Corp.(b)		10,489	1,125,784
Alphabet, Inc. - Class C(a)(b)		24,868	4,326,037
Amgen, Inc.		9,126	2,791,187
Applied Materials, Inc.(b)(c)		8,199	1,763,441
Booking Holdings, Inc.(b)(c)		1,053	3,976,496
Centene Corp.(a)(b)		39,857	2,853,363
Cisco Systems, Inc.		35,388	1,645,542
Dell Technologies, Inc. - Class C		13,698	1,911,693
Elevance Health, Inc.		2,520	1,356,970
Expedia Group, Inc.(a)(b)		10,443	1,178,597
Global Payments, Inc.		12,203	1,242,876
Jacobs Solutions, Inc.(b)		13,069	1,821,034
JPMorgan Chase & Co.(b)		2,152	436,060
Lennar Corp. - Class A(b)(c)		7,936	1,272,538
Oracle Corp.(b)		31,143	3,649,648
PayPal Holdings, Inc.(a)		12,287	773,958
Peabody Energy Corp.		27,069	670,770
QUALCOMM, Inc.		9,318	1,901,338
Schlumberger Ltd.		43,527	1,997,454
Textron, Inc.		23,941	2,097,471
Ulta Beauty, Inc.(a)		2,699	1,066,348
Upwork, Inc.(a)		141,608	1,496,797
US Foods Holding Corp.(a)(b)		17,298	913,853
Zimmer Biomet Holdings, Inc.(b)		26,236	3,021,075
			49,081,297
TOTAL COMMON STOCKS (Cost $106,251,327)			127,654,696

WARRANTS - 0.0%(e)		Contracts	Value
United Kingdom - 0.0%(e)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10(a)(f)		2,200,000	617
TOTAL WARRANTS (Cost $28,772)			617

SHORT-TERM INVESTMENTS - 24.6%		Shares
Tri-State Deposit, 5.45%(g)		42,065,062	42,065,062

Money Market Funds - 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(b)(g)		55,793	55,793
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(b)(g)		55,793	55,793
Fidelity Treasury Portfolio - Class I, 5.19%(b)(g)		55,793	55,793
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.18%(b)(g)		55,793	55,793
			223,172
TOTAL SHORT-TERM INVESTMENTS (Cost $42,288,234)			42,288,234

CORPORATE BONDS - 0.8%		Par	Value
United Kingdom - 0.8%
Andrada Mining Ltd., 12.00%, 07/31/2026 (f)	GBP	1,100,000	1,255,893
TOTAL CORPORATE BONDS (Cost $1,438,586)			1,255,893

TOTAL INVESTMENTS - 99.7% (Cost $150,006,919)			$171,199,440
Money Market Deposit Account - 0.3%(b)(h)			550,930
Liabilities in Excess of Other Assets - 0.0%(i)			(45,180)
TOTAL NET ASSETS - 100.0%			$171,705,190

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

GBP - British Pound

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,256,510 or 0.8% of net assets as of May 31, 2024.

(g)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

(i)	Represents less than 0.05% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

Boston Partners Global Long/Short Fund
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.9)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Alphabet, Inc., Expiration: 01/17/2025; Exercise Price: $170.00	$(2,574,608)	(148)	$(293,040)
Applied Materials, Inc., Expiration: 01/17/2025; Exercise Price: $180.00	(1,290,480)	(60)	(289,500)
Booking Holdings, Inc., Expiration: 01/17/2025; Exercise Price: $3,500.00	(3,398,715)	(9)	(491,490)
Everest Group Ltd., Expiration: 10/18/2024; Exercise Price: $380.00	(1,446,441)	(37)	(114,145)
Lennar Corp., Expiration: 01/17/2025; Exercise Price: $140.00	(930,030)	(58)	(179,510)
QUALCOMM, Inc., Expiration: 01/17/2025; Exercise Price: $200.00	(1,673,210)	(82)	(195,570)
Tenaris SA, Expiration: 09/20/2024; Exercise Price: $40.00	(1,051,743)	(319)	(9,570)
Total Call Options			(1,572,825)
TOTAL WRITTEN OPTIONS (Premiums received $1,654,799)			(1,572,825)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Boston Partners Global Long/Short Fund
Schedule of Securities Sold Short
as of May 31, 2024 (Unaudited)

COMMON STOCKS - (0.5)%	Shares	Value
United States - (0.5)%
Exponent, Inc.	(9,818)	$(933,888)
TOTAL COMMON STOCKS (Proceeds $758,170)		(933,888)

TOTAL SECURITIES SOLD SHORT - (0.5)% (Proceeds $758,170)		(933,888)

Percentages are stated as a percent of net assets.

Boston Partners Global Long/Short Fund
Contracts For Difference
as of May 31, 2024 (Unaudited)

Reference Entity	Counterparty	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long
Bermuda
Hiscox Ltd.	Morgan Stanley	12/07/2026	5.20%	Termination	$1,058,749	$90,200
Hiscox Ltd.	Morgan Stanley	01/21/2026	5.20	Termination	251,369	(13,915)
						76,285
France
Kering	Morgan Stanley	07/08/2026	4.00	Termination	37,515	(5,336)
Kering	Morgan Stanley	07/10/2026	4.00	Termination	348,995	(159,331)
						(164,667)
Germany
Commerzbank AG	Morgan Stanley	07/08/2026	4.00	Termination	251,879	43,617
Commerzbank AG	Morgan Stanley	07/10/2026	4.00	Termination	1,636,150	493,632
						537,249
Ireland
CRH PLC	Goldman Sachs	12/08/2025	5.20	Termination	1,432,793	273,382
Japan
Asahi Group Holdings Ltd.	Goldman Sachs	04/26/2027	0.08	Termination	2,694,088	37,795
Japan Post Holdings Co., Ltd.	Goldman Sachs	03/25/2027	0.08	Termination	2,358,262	(49,881)
Mitsubishi Chemical Group Co.	Morgan Stanley	07/01/2026	0.08	Termination	835,639	(97,660)
Mitsubishi Chemical Group Co.	Morgan Stanley	12/14/2026	0.08	Termination	1,167,887	(154,291)
Mitsubishi Electric Corp.	Goldman Sachs	01/25/2027	0.08	Termination	1,315,830	252,023
Ryohin Keikaku Co., Ltd.	Goldman Sachs	03/25/2027	0.08	Termination	1,762,008	103,843
						91,829
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	01/19/2027	5.33	Termination	6,077,851	(260,132)
United Kingdom
Adriatic Metals PLC	Goldman Sachs	04/17/2026	5.20	Termination	1,091,275	131,711
Beazley PLC	Goldman Sachs	06/08/2026	5.20	Termination	3,109,748	488,851
Beazley PLC	Morgan Stanley	11/10/2026	5.20	Termination	471,081	77,808
BP PLC	Goldman Sachs	06/22/2026	5.20	Termination	2,441,055	(1,103)
SSE PLC	Goldman Sachs	04/06/2026	5.20	Termination	2,452,769	46,908
						744,175
Total Long						1,298,121

Short
Australia
Atlas Arteria	Goldman Sachs	10/20/2026	4.33	Termination	(606,634)	$15,194
Atlas Arteria	Morgan Stanley	02/09/2027	4.32	Termination	(75,080)	2,380
Commonwealth Bank of Australia	Morgan Stanley	06/29/2026	4.32	Termination	(1,377,879)	(222,038)
Commonwealth Bank of Australia	Goldman Sachs	12/21/2026	4.33	Termination	(43,427)	(3,671)
Fortescue Ltd.	Goldman Sachs	01/15/2027	4.33	Termination	(619,484)	58,788
Fortescue Ltd.	Morgan Stanley	02/09/2027	4.32	Termination	(76,674)	11,410
Seek Ltd.	Morgan Stanley	05/03/2027	4.32	Termination	(635,230)	53,489
Treasury Wine Estates Ltd.	Morgan Stanley	10/30/2026	4.32	Termination	(400,599)	23,028
Treasury Wine Estates Ltd.	Goldman Sachs	12/14/2026	4.33	Termination	(363,660)	(27,466)
Wesfarmers Ltd.	Goldman Sachs	07/13/2026	4.33	Termination	(608,977)	(160,713)
Wesfarmers Ltd.	Morgan Stanley	10/26/2026	4.32	Termination	(96,452)	(12,731)
Wisetech Global Ltd.	Goldman Sachs	08/28/2026	4.33	Termination	(350,733)	(100,097)
Wisetech Global Ltd.	Morgan Stanley	02/09/2027	4.32	Termination	(43,480)	(10,413)
						(372,840)
Belgium
Melexis NV	Goldman Sachs	01/08/2027	3.91	Termination	(609,190)	(2,410)
Bermuda
Liberty Global Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(566,331)	35,854
Canada
Lululemon Athletica, Inc.	Goldman Sachs	05/31/2027	5.33	Termination	(634,588)	(31,085)
Shopify, Inc.	Goldman Sachs	05/24/2027	5.33	Termination	(445,045)	(1,934)
						(33,019)
China
Yankuang Energy Group Co.	Goldman Sachs	06/04/2027	0.00	Termination	(430,946)	–
Finland
Nokian Renkaat Oyj	Goldman Sachs	06/29/2026	3.91	Termination	(561,171)	(16,738)
Nokian Renkaat Oyj	Morgan Stanley	02/09/2027	4.00	Termination	(69,460)	2,499
Valmet Oyj	Goldman Sachs	06/29/2026	3.91	Termination	(867,122)	(14,685)
Valmet Oyj	Morgan Stanley	02/08/2027	4.00	Termination	(325,823)	12,421
						(16,503)
France
Sartorius Stedim Biotech	Goldman Sachs	06/29/2026	3.91	Termination	(381,900)	93,887
Sartorius Stedim Biotech	Morgan Stanley	02/09/2027	4.00	Termination	(47,168)	17,838
						111,725
Germany
Porsche AG	Goldman Sachs	05/03/2027	3.91	Termination	(841,503)	87,476
Israel
Mobileye Global, Inc.	Goldman Sachs	04/05/2027	5.33	Termination	(329,295)	94,971
Italy
Davide Campari-Milano NV	Goldman Sachs	12/11/2026	3.91	Termination	(478,867)	39,500
Japan
Aozora Bank Ltd.	Morgan Stanley	06/29/2026	0.08	Termination	(536,981)	(5,311)
Aozora Bank Ltd.	Goldman Sachs	08/25/2026	0.08	Termination	(246,680)	21,505
Central Japan Railway Co.	Goldman Sachs	05/17/2027	0.08	Termination	(513,484)	(8,507)
Fujitsu Ltd.	Goldman Sachs	01/22/2027	0.08	Termination	(103,858)	(13,440)
Fujitsu Ltd.	Morgan Stanley	02/09/2027	0.08	Termination	(57,699)	1,953
Furukawa Electric Co., Ltd.	Goldman Sachs	08/10/2026	0.08	Termination	(1,173,553)	(448,105)
Furukawa Electric Co., Ltd.	Morgan Stanley	02/09/2027	0.08	Termination	(107,665)	(38,071)
Japan Post Bank Co., Ltd.	Goldman Sachs	05/21/2027	0.08	Termination	(848,267)	(10,835)
Konica Minolta, Inc.	Goldman Sachs	05/27/2027	0.08	Termination	(612,062)	(13,699)
Lasertec Corp.	Goldman Sachs	06/29/2026	0.08	Termination	(180,224)	(76,744)
Lasertec Corp.	Morgan Stanley	02/09/2027	0.08	Termination	(77,239)	(2,273)
Minebea Mitsumi, Inc.	Goldman Sachs	08/21/2026	0.08	Termination	(489,233)	(124,161)
Minebea Mitsumi, Inc.	Morgan Stanley	02/09/2027	0.08	Termination	(104,537)	(14,159)
Mitsui Chemicals, Inc.	Goldman Sachs	08/24/2026	0.08	Termination	(592,119)	(98,344)
Mitsui Chemicals, Inc.	Morgan Stanley	02/09/2027	0.08	Termination	(72,504)	(6,735)
Murata Manufacturing Co., Ltd.	Goldman Sachs	06/29/2026	0.08	Termination	(654,548)	(62,544)
Murata Manufacturing Co., Ltd.	Morgan Stanley	02/09/2027	0.08	Termination	(81,111)	2,176
Sharp Corp.	Goldman Sachs	06/29/2026	0.08	Termination	(375,088)	(54,222)
Sumitomo Chemical Co., Ltd.	Goldman Sachs	10/27/2026	0.08	Termination	(331,799)	75,760
Sumitomo Chemical Co., Ltd.	Morgan Stanley	02/09/2027	0.08	Termination	(41,398)	(2,747)
Trend Micro, Inc.	Morgan Stanley	03/01/2027	0.08	Termination	(594,090)	3,775
Unicharm Corp.	Goldman Sachs	12/21/2026	0.08	Termination	(587,755)	(26,658)
Unicharm Corp.	Morgan Stanley	02/09/2027	0.08	Termination	(73,871)	3,560
						(897,826)
Luxembourg
B&M European Value Retail SA	Goldman Sachs	08/03/2026	5.20	Termination	(685,875)	11,581
B&M European Value Retail SA	Morgan Stanley	02/09/2027	5.20	Termination	(84,891)	(6,117)
						5,464
Netherlands
Playa Hotels & Resorts NV	Goldman Sachs	04/05/2027	5.33	Termination	(831,296)	91,294
New Zealand
Xero Ltd.	Goldman Sachs	06/29/2026	4.33	Termination	(366,115)	(61,141)
Xero Ltd.	Morgan Stanley	11/30/2026	4.32	Termination	(349,318)	(85,023)
						(146,164)
Saudi Arabia
Ades Holding Co.	Goldman Sachs	04/19/2027	5.33	Termination	(647,910)	68,344
South Korea
SK Bioscience Co., Ltd.	Morgan Stanley	10/26/2026	5.33	Termination	(429,642)	64,910
Sweden
Avanza Bank Holding AB	Goldman Sachs	06/29/2026	3.75	Termination	(674,511)	(184,117)
Boliden AB	Goldman Sachs	11/02/2026	3.75	Termination	(323,234)	(68,919)
Boliden AB	Morgan Stanley	02/09/2027	3.76	Termination	(119,130)	(30,965)
EQT AB	Goldman Sachs	05/31/2027	3.75	Termination	(675,376)	12,152
Fastighets AB Balder, Class B	Goldman Sachs	06/29/2026	3.75	Termination	(879,575)	(335,497)
Mips AB	Goldman Sachs	07/21/2026	3.75	Termination	(586,795)	32,198
Mips AB	Morgan Stanley	02/09/2027	3.76	Termination	(72,648)	(18,577)
Sagax AB, Class B	Goldman Sachs	06/29/2026	3.75	Termination	(865,286)	(197,102)
Sagax AB, Class B	Morgan Stanley	02/09/2027	3.76	Termination	(107,103)	(10,192)
						(801,019)
Switzerland
Adecco Group AG	Morgan Stanley	06/24/2026	1.45	Termination	(190,762)	(16,123)
Adecco Group AG	Morgan Stanley	01/29/2027	1.45	Termination	(838,867)	69,753
Belimo Holding AG	Morgan Stanley	10/20/2026	1.45	Termination	(851,024)	(46,169)
Belimo Holding AG	Goldman Sachs	12/21/2026	1.45	Termination	(26,493)	2,881
Chocoladefabriken Lindt	Morgan Stanley	02/22/2027	1.45	Termination	(712,805)	29,034
Chocoladefabriken Lindt	Goldman Sachs	04/05/2027	1.45	Termination	(356,403)	(9,122)
Comet Holding AG	Morgan Stanley	06/26/2026	1.45	Termination	(290,868)	(86,715)
Comet Holding AG	Goldman Sachs	10/23/2026	1.45	Termination	(290,129)	(123,290)
Sika AG	Goldman Sachs	10/19/2026	1.45	Termination	(478,448)	(76,223)
Sika AG	Morgan Stanley	10/20/2026	1.45	Termination	(378,948)	(68,749)
Vat Group AG	Morgan Stanley	04/19/2027	1.45	Termination	(429,789)	(4,757)
						(329,480)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(190,579)	(93,268)
Advantech Co., Ltd.	HSBC	12/22/2025	5.32	Termination	(11,976)	(1,410)
Advantech Co., Ltd.	Morgan Stanley	01/02/2026	5.33	Termination	(250,633)	(2,333)
Advantech Co., Ltd.	Morgan Stanley	01/19/2026	5.33	Termination	(241,904)	5,405
Advantech Co., Ltd.	Goldman Sachs	12/31/2030	5.33	Termination	(130,765)	(1,267)
Unimicron Technology Corp.	Goldman Sachs	11/02/2026	5.33	Termination	(692,952)	(122,138)
						(215,011)
United Kingdom
abrdn PLC	Goldman Sachs	02/23/2026	5.20	Termination	(382,723)	44,404
abrdn PLC	Morgan Stanley	02/09/2027	5.20	Termination	(69,496)	3,367
Antofagasta PLC	Goldman Sachs	01/19/2027	5.20	Termination	(769,217)	(68,065)
Antofagasta PLC	Morgan Stanley	02/08/2027	5.20	Termination	(731,489)	(156,963)
Howden Joinery Group PLC	Morgan Stanley	02/22/2027	5.20	Termination	(808,214)	(96,104)
Ocado Group PLC	Goldman Sachs	01/11/2027	5.20	Termination	(108,403)	99,175
Ocado Group PLC	Morgan Stanley	02/09/2027	5.20	Termination	(25,126)	10,221
Severn Trent PLC	Goldman Sachs	08/17/2026	5.20	Termination	(707,640)	(6,706)
Severn Trent PLC	Morgan Stanley	02/09/2027	5.20	Termination	(87,592)	5,544
Soho House & Co., Inc.	Morgan Stanley	02/09/2027	5.33	Termination	(416,507)	(16,387)
Spectris PLC	Goldman Sachs	01/25/2027	5.20	Termination	(1,048,110)	53,145
Spectris PLC	Morgan Stanley	02/09/2027	5.20	Termination	(69,585)	7,754
United Utilities Group PLC	Goldman Sachs	05/28/2027	5.20	Termination	(924,340)	9,718
						(110,897)
United States
Acushnet Holdings Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(807,736)	(128,153)
Adient PLC	HSBC	01/25/2027	5.32	Termination	(358,930)	80,327
Adient PLC	Goldman Sachs	02/08/2027	5.33	Termination	(44,450)	11,866
Avangrid, Inc.	HSBC	01/25/2027	5.32	Termination	(245,120)	(34,375)
Avangrid, Inc.	Goldman Sachs	02/08/2027	5.33	Termination	(30,392)	(4,729)
Bank of Hawaii Corp.	Goldman Sachs	07/21/2026	5.33	Termination	(397,886)	47,796
Bank of Hawaii Corp.	Morgan Stanley	02/08/2027	5.33	Termination	(342,456)	17,534
Blackline, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(284,268)	40,310
Block, Inc., Class A	Morgan Stanley	02/22/2027	5.33	Termination	(215,886)	8,887
Block, Inc., Class A	Goldman Sachs	04/19/2027	5.33	Termination	(222,678)	31,909
Carvana Co.	Goldman Sachs	05/10/2027	5.33	Termination	(361,028)	53,478
Cassava Sciences, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(215,475)	6,855
Cassava Sciences, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(10,817)	(3,947)
Ceridian HCM Holding, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(621,960)	204,899
Cincinnati Financial Corp.	HSBC	08/28/2026	5.32	Termination	(410,707)	(47,365)
Cincinnati Financial Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(97,474)	(8,277)
Credit Acceptance Corp.	HSBC	10/13/2026	5.32	Termination	(1,074,427)	(119,716)
Credit Acceptance Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(214,984)	12,614
CVR Energy, Inc.	Goldman Sachs	05/03/2027	5.33	Termination	(503,904)	71,092
Deckers Outdoor Corp.	Goldman Sachs	04/23/2027	5.33	Termination	(1,233,942)	(321,785)
Dick's Sporting Goods, Inc.	Goldman Sachs	09/07/2026	5.33	Termination	(570,238)	(267,449)
Doximity, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(467,278)	(22,832)
Entegris, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(777,053)	(129,324)
Floor & Décor Holdings, Inc.	Goldman Sachs	01/18/2027	5.33	Termination	(667,271)	(78,614)
Glacier Bancorp, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(697,249)	9,504
Greif, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(839,739)	21,295
Legend Biotech Corp.	Goldman Sachs	03/25/2027	5.33	Termination	(282,671)	129,986
LGI Homes, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(458,208)	90,760
LGI Homes, Inc.	Morgan Stanley	02/08/2027	5.33	Termination	(258,528)	55,467
Lions Gate Entertainment	Morgan Stanley	10/12/2026	5.33	Termination	(289,761)	(16,922)
Lions Gate Entertainment	Goldman Sachs	02/08/2027	5.33	Termination	(35,866)	9,900
Lowe's Cos., Inc.	HSBC	08/28/2026	5.32	Termination	(473,118)	3,592
Lowe's Cos., Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(94,933)	(2,999)
Marriott Vacations Worldwide Corp.	Goldman Sachs	02/08/2027	5.33	Termination	(333,277)	(27,682)
Matador Resources Co.	Goldman Sachs	06/29/2026	5.33	Termination	(932,525)	(111,476)
MongoDB, Inc.	Goldman Sachs	04/12/2027	5.33	Termination	(385,958)	207,095
National Beverage Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(510,002)	30,580
Novanta, Inc.	Morgan Stanley	08/10/2026	5.33	Termination	(533,344)	(33,462)
Novanta, Inc.	Goldman Sachs	08/24/2026	5.33	Termination	(184,862)	(8,846)
Occidental Petroleum Corp.	Goldman Sachs	12/14/2026	5.33	Termination	(764,063)	(66,163)
On Semiconductor Corp.	Goldman Sachs	01/11/2027	5.33	Termination	(1,002,182)	35,246
Portillo's, Inc., Class A	Morgan Stanley	06/29/2026	5.33	Termination	(112,595)	111,312
Portillo's, Inc., Class A	Goldman Sachs	10/26/2026	5.33	Termination	(22,625)	9,437
RH	Goldman Sachs	12/14/2026	5.33	Termination	(382,062)	(26,415)
Rumble, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(130,158)	35,632
Rumble, Inc.	Goldman Sachs	08/31/2026	5.33	Termination	(113,967)	18,284
Selective Insurance Group	Goldman Sachs	06/29/2026	5.33	Termination	(407,131)	(998)
Siteone Landscape Supply, Inc.	Goldman Sachs	11/03/2026	5.33	Termination	(719,603)	(116,827)
Summit Materials, Inc.	HSBC	01/25/2027	5.32	Termination	(614,801)	(45,028)
Summit Materials, Inc.	Goldman Sachs	02/08/2027	5.33	Termination	(76,121)	(4,665)
Synaptics, Inc.	Goldman Sachs	10/30/2026	5.33	Termination	(454,119)	(55,611)
T Rowe Price Group, Inc.	HSBC	10/13/2026	5.32	Termination	(861,573)	(100,028)
T Rowe Price Group, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(172,974)	(17,078)
Tesla, Inc.	HSBC	08/28/2026	5.32	Termination	(347,612)	101,426
Tesla, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(755,059)	51,362
Texas Capital Bancshares, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(888,407)	(120,447)
Toro Co.	Goldman Sachs	05/31/2027	5.33	Termination	(699,658)	(23,628)
Treehouse Foods, Inc.	Goldman Sachs	11/23/2026	5.33	Termination	(765,887)	69,447
Trupanion, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(134,027)	(22,507)
Trupanion, Inc.	Morgan Stanley	02/08/2027	5.33	Termination	(30,019)	(1,319)
						(390,775)
Total Short						(2,716,406)
Net unrealized gain/(loss) on Contracts For Difference						$(1,418,285)

There are no upfront payments or receipts associated with contracts for difference in the Fund.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	78,670,096	48,984,600	–	127,654,696
Corporate Bonds	–	–	1,255,893	1,255,893
Warrants	–	–	617	617
Short-Term Investments	–	42,065,062	–	42,065,062
Money Market Funds	223,172	–	–	223,172
Total Investments	78,893,268	91,049,662	1,256,510	171,199,440

Other Financial Instruments*:
Contracts For Difference	4,896,006	–	–	4,896,006
Total Other Financial Instruments	4,896,006	–	–	4,896,006

Liabilities:
Investments:
Written Options	(488,610)	(1,084,215)	–	(1,572,825)
Common Stocks	(933,888)	–	–	(933,888)
Total Investments	(1,422,498)	(1,084,215)	–	(2,506,713)

Other Financial Instruments*:
Contracts For Difference	(6,314,291)	0^	–	(6,314,291)
Total Other Financial Instruments	(6,314,291)	0^	–	(6,314,291)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of May 31, 2024. ^ Value equals 0 as of the end of the reporting period.

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.